ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE II	12 Months Ended
Dec. 31, 2017
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE II

ACORN INTERNATIONAL, INC.
VALUATION AND QUALIFYING ACCOUNTS

Description	Balance at Beginning of Year	Charged to/ (Reversed from) Costs and Expenses	Write-off	Balance at End of Year

Allowance for accounts receivable
-2017	$3,702,514	$276,090	$—	$3,978,604
-2016	$5,398,166	$(18,096)	$(1,677,556)	$3,702,514
-2015	$3,127,348	$2,270,818	$—	$5,398,166
Allowance for prepaid advertising expenses
-2017	$1,036,904	$(139,507)	$—	$897,397
-2016	$1,107,706	$—	$(70,802)	$1,036,904
-2015	$—	$1,107,706	$—	$1,107,706
Allowance for prepaid expenses and current assets
-2017	$436,348	$(126,231)	$—	$310,117
-2016	$605,445	$(169,097)	$—	$436,348
-2015	$127,192	$478,253	$—	$605,445
Allowance for deferred tax assets
-2017	$33,012,389	$(10,079,390)	$—	$22,932,999
-2016	$35,657,594	$(2,645,205)	$—	$33,012,389
-2015	$30,287,901	$5,369,693	$—	$35,657,594